IHS Brasil Cessao de Infraestruturas SA (Details) - IHS Brasil Cesso de Infraestruturas S.A. - USD ($) $ in Thousands		10 Months Ended
	Feb. 18, 2020	Dec. 31, 2020
Business Combinations
Percentage of business acquired	100.00%
Goodwill acquired	$ 218,887
Goodwill expected to be deductible for tax purposes	0
Gross consideration	506,778
Less: cash in business at the date of acquisition	(41,111)
Net cash consideration	465,667
Identifiable assets acquired and liabilities assumed:
Capital work in progress	4,970
Right of use asset	119,339
Customer related intangible asset	282,412
Network related intangible asset	22,407
Other intangible assets	33
Deferred tax assets	8,347
Trade and other receivables	14,615
Trade and other payables	(24,123)
Income tax payable	(1,538)
Borrowings	(46,356)
Provisions for other liabilities and charges	(15,437)
Lease liabilities	(123,071)
Deferred tax liabilities	(107,016)
Total identifiable net assets acquired	246,780
Revenue - post-acquisition		$ 30,185
Profit - post-acquisition		$ (296)
Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Property, plant and equipment recognised as of acquisition date	111,327
Land
Identifiable assets acquired and liabilities assumed:
Property, plant and equipment recognised as of acquisition date	566
Furniture and office equipment
Identifiable assets acquired and liabilities assumed:
Property, plant and equipment recognised as of acquisition date	$ 305